SUBSEQUENT EVENTS (Details) - USD ($) shares in Millions		1 Months Ended	12 Months Ended
	Jan. 11, 2023	Jan. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Feb. 09, 2023	Feb. 09, 2022
Subsequent Event [Line Items]
Share repurchase plan, authorized amount							$ 1,200,000,000
Share repurchase program, remaining authorized repurchase amount			$ 372,000,000
Accelerated Share Repurchase Agreement
Subsequent Event [Line Items]
Shares repurchased (in shares)			28.2	51.9	23.7
Senior Notes (3.9%, due 2023) | Senior Notes
Subsequent Event [Line Items]
Debt instrument, stated percentage			3.90%
Subsequent Event
Subsequent Event [Line Items]
Share repurchase plan, authorized amount						$ 700,000,000
Share repurchase program, remaining authorized repurchase amount						$ 1,100,000,000
Subsequent Event | Accelerated Share Repurchase Agreement
Subsequent Event [Line Items]
Share repurchase plan, authorized amount		$ 75,000,000
Shares repurchased (in shares)		2.0
Accelerated share repurchases, settlement payment		$ 75,000,000
Subsequent Event | Senior Notes (3.9%, due 2023) | Senior Notes
Subsequent Event [Line Items]
Debt instrument, face amount	$ 500,000,000
Underwriting discount and issuance costs	$ 5,000,000
Debt instrument, stated percentage	5.594%
Redemption price, percentage	100.00%